Offsets	Mar. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Dominari Holdings Inc.
Form or Filing Type	S-3
File Number	333-289904
Initial Filing Date	Aug. 28, 2025
Fee Offset Claimed	$ 4,550.40
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,000,000,000.00
Termination / Withdrawal Statement	A filing fee of $306,200.00 was previously paid in connection with the registration statement on Form S-3 (No. 333-289904) filed by the registrant on August 28, 2025 (the "Source Registration Statement"). The registrant withdrew the Source Registration Statement by filing a Form RW on November 12, 2025. As the Source Registration Statement was never declared effective, no securities have been sold thereunder. As a result, upon withdrawal of the Source Registration Statement, the registrant had $306,200.00 in unused filing fees. In accordance with Rule 457(p) of the Securities Act, such unused filing fees will offset the filing fee of $4,550.40 currently due pursuant to this Registration Statement. Accordingly, $301,649.60 of the unused filing fees previously paid in connection with the Source Registration Statement remain available to be used to offset the fees that may become due for future registration statements, through the date that is five years after the initial filing date of the Source Registration Statement, as permitted under Rule 457(p).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Dominari Holdings Inc.
Form or Filing Type	S-3
File Number	333-289904
Filing Date	Aug. 28, 2025
Fee Paid with Fee Offset Source	$ 4,550.40